Project Specific and Other Financings	12 Months Ended
Dec. 31, 2011
Project Specific and Other Financings / Notes Payable [Abstract]
Project Specific and Other Financings
Note 6.	Project Specific and Other Financings

Project specific and other financings consist of the following:

	December 31
	2011	2010

Project specific financings (a)	$249,185	$239,614
Bank indebtedness (b)	350,502	421,685
Due to affiliates (c)	226,000	364,040

	$825,687	$1,025,339

(a)	Project Specific Financings

Project specific financings of $249.2 million (December 31, 2010 – $239.6 million) provided by a variety of lenders are revolving, bear interest at floating and fixed interest rates at a weighted average rate of 3.99% as at December 31, 2011 (December 31, 2010 – 3.93%) and are secured by land and housing inventory. The weighted average rate was calculated as of the end of each period, based upon the amount of debt balances outstanding and the related interest rates applicable on that date. Project specific financings mature as follows: 2012 – $139.8 million; 2013 – $81.5 million; 2014 – $18.5 million; 2015 – $1.0 million and 2016 and onwards – $8.4 million.

Project specific financings consist of the following:

	December 31
	2011	2010

Secured facilities (i)	$200,645	$216,858
Secured VTB mortgages (ii)	48,540	22,756

	$249,185	$239,614

(i)	$174.1 million (December 31, 2010 – $170.0 million) of the Company’s project specific financings have variable interest rates ranging from prime to LIBOR plus 3.50% and fixed rates ranging from 1.50% to 6.00%. These facilities require Brookfield Homes Holdings LLC, an indirect wholly-owned subsidiary of the Company, to maintain a tangible net worth of at least $325.0 million, a net indebtedness to capitalization ratio of no greater than 65% and a net indebtedness to tangible net worth of no greater than 2.50 to 1.0.

$18.8 million (December 31, 2010 – $46.8 million) of the Company’s project specific financings have floating interest rates ranging from the lower of prime less 0.50% to prime with some facilities having a floor of 5.00% to 5.25%. The remainder of this debt bears fixed interest rates ranging from 5.50% to 6.00% and is secured by land and water rights to which the borrowings relate. These credit facilities require Brookfield Residential (US) LLC, an indirect wholly-owned subsidiary of the Company, to maintain a minimum net worth of $80.0 million and a debt to net tangible worth ratio of not greater than 1.25 to 1.0.

$7.7 million (December 31, 2010 – nil) of the Company’s project specific financings have floating interest rates ranging from the lower of LIBOR plus 3.00% and a floor of 3.32% and are secured by land and water rights to which the borrowings relate. These credit facilities require Brookfield Residential (US) LLC, an indirect wholly-owned subsidiary of the Company, to maintain a tangible net worth of at least $200.0 million and a net indebtedness to capitalization ratio of no greater than 65%.

(ii)	$48.5 million (December 31, 2010 – $22.8 million) of the Company’s project specific financings consist of 14 secured VTB mortgages (December 31, 2010 – 11 secured VTB mortgages).

Eleven secured VTB mortgages (December 31, 2010 – nine secured VTB mortgages) in the amount of $42.2 million (December 31, 2010 – $19.5 million) relate to raw land held for development by Brookfield Residential (Alberta) LP and Brookfield Homes (Ontario) Limited. This debt is repayable in Canadian dollars of C$43.1 million (December 31, 2010 – C$19.5 million). The interest rate on this debt ranges from 3.25% to 6.00% and the debt is secured by related lands. As at December 31, 2011, these borrowings have not been subject to financial covenants.

Two secured VTB mortgages (December 31, 2010 – one secured VTB mortgage) in the amount of $4.8 million (December 31, 2010 – $1.8 million) relate to raw land held for development by Brookfield Homes Holdings LLC. The interest rate on this debt is fixed at 5.00% and 10.00% and the debt is secured by related lands. As at December 31, 2011, these borrowings have not been subject to any financial covenants.

One secured VTB mortgage (December 31, 2010 – one secured VTB mortgage) in the amount of $1.5 million (December 31, 2010 – $1.5 million) relates to raw land held for development by Brookfield Residential (US) LLC. The interest rate on this debt is fixed at 6.00% and the debt is secured by related lands. As at December 31, 2011, these borrowings have not been subject to financial covenants.

As at December 31, 2011, the Company was in compliance with all financial covenants related to project specific financings.

(b)	Bank Indebtedness

The Company has four secured credit facilities with various Canadian banking lenders totalling $341.5 million (December 31, 2010 – $421.7 million) and one unsecured credit facility with a U.S. bank totalling $9.0 million (December 31, 2010 – nil). Bank indebtedness consists of the following:

	December 31
	2011	2010

Secured credit facilities (i)	$341,502	$421,685
Unsecured credit facility (ii)	9,000	—

	$350,502	$421,685

(i)	The secured facilities are repayable in Canadian dollars in the amount of C$348.9 million (US$341.5 million) at December 31, 2011 (December 31, 2010 – C$421.0 million (US$421.7 million)). These facilities allow the Company to borrow up to approximately C$533.5 million (US$522.1 million) as at December 31, 2011 (December 31, 2010 – C$516.5 million (US$517.4 million)). The credit facilities bear interest between Canadian prime plus 0.50% to 1.00% for any amounts drawn and are repayable on demand with a term out period ranging from 90 to 364 days. The secured facilities are secured by fixed and floating charges over the land and housing inventory assets of the Canadian operations, a general charge over all assets relating to Canadian operations and a general charge over all of Brookfield Residential (Alberta) LP and Brookfield Homes (Ontario) Limited.

The Brookfield Residential (Alberta) LP facilities include a minimum net worth requirement of C$300.0 million (US$293.6 million) and a debt to equity covenant of no greater than 1.75 to 1.0 for its limited partnership. The Brookfield Homes (Ontario) Limited facility includes two covenants: a minimum debt to tangible net worth ratio of 2.0 to 1.0 and a net worth requirement of C$80.0 million (US$78.3 million).

(ii)	The unsecured credit facility is repayable in U.S. dollars in the amount of $9.0 million at December 31, 2011 (December 31, 2010 – nil). The facility was entered into on April 6, 2011 and permits the Company to borrow up to $10.0 million as at December 31, 2011. The credit facility bears an interest rate of LIBOR plus 3%. The facility requires Brookfield Homes Holdings LLC, an indirect wholly-owned subsidiary of the Company, to maintain a tangible net worth of at least $300.0 million, and a net indebtedness to tangible net worth of no greater than 2.5 to 1.0.

As at December 31, 2011, the Company was in compliance with all financial covenants related to bank indebtedness.

(c)	Due to Affiliates

On November 2, 2011, Brookfield Residential reached an agreement with Brookfield Asset Management Inc. to consolidate its two existing lines of credit of $225.0 million into one $300.0 million line.

At December 31, 2011, amounts due to affiliates includes $226.0 million (December 31, 2010 – $364.0 million) on an unsecured revolving operating facility with a subsidiary of the Company’s largest shareholder, Brookfield Asset Management Inc. Prior to the March 31, 2011 merger, one unsecured facility due to a subsidiary of Brookfield Office Properties had a balance drawn of $204.0 million at December 31, 2010. The unsecured facility was eliminated on completion of the merger transaction. The revolving operating facility is in a principal amount, not to exceed $300 million. This facility matures December 2015, bears interest at LIBOR plus 4.5% and could be fully drawn upon without violation of any covenants. During the year ended December 31, 2011, interest of $14.8 million (2010 – $10.2 million) was incurred related to this facility and the previously facilities.

These facilities have covenants to maintain a minimum total equity of $300.0 million and a consolidated net debt to book capitalization ratio of no greater than 65%. As of December 31, 2011, the Company was in compliance with all financial covenants relating to amounts due to affiliates.